Trading Assets - Summary of Geographic Breakdown Trading Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure of financial assets [line items]
Trading loans	$ 14,334	[1]	$ 17,312
United States [member]
Disclosure of financial assets [line items]
Trading loans	9,080		10,654
Europe [member]
Disclosure of financial assets [line items]
Trading loans	3,066		3,824
Asia Pacific [member]
Disclosure of financial assets [line items]
Trading loans	1,077		1,605
Canada [member]
Disclosure of financial assets [line items]
Trading loans	280		376
Other Countries [member]
Disclosure of financial assets [line items]
Trading loans	$ 831		$ 853

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).